Note 4 - Significant Accounting Policies (Details Textual) € in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2022 EUR (€)	Nov. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Statement Line Items [Line Items]
Accumulated deficit			€ (208,096)			€ (147,081)
Proceeds from issue of ordinary shares		€ 142,334		$ 150,000
Amount raised from public offering.	€ 39,700
Net proceeds from second public offering			39,346	$ 41,534	€ 1,500
Second public offering
Statement Line Items [Line Items]
Net proceeds from second public offering	€ 39,300
Committed equity facility with Berenberg
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares			€ 122,000
Period over which shares are to be issued to Berenberg			24 months	24 months
Limit on the number of shares that Company may decide to sell to Berenberg on any given day, percentage of trading volume			20.00%	20.00%